Credit facilities (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Long term loans bank	$ 357,495	$ 213,969
Long Term Loans [Member]
Line of Credit Facility [Line Items]
Long term loans bank	$ 357,495	213,969
Sichuan Xinwang Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	May 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		8,612
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		115,927
Weizhong Bank [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	6.10%
Weizhong Bank One [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	January 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		19,873
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	March 2026
Zhejiang Hecheng [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	5.00%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT
Long term loans bank		69,557
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	August 2026 to October 2027
Long term loans bank collateral guarantee descriptions	None
Long term loans bank	$ 214,497
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	4.90%
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	5.00%
Zhejiang Hecheng Rural Commercial Bank Co Ltd One [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	August 2026 to October 2027
Long term loans bank interest rate	4.70%
Long term loans bank collateral guarantee descriptions	Guaranteed by Ying Wang, the operating manager of HZ CDT.
Long term loans bank	$ 71,499
Zhejiang Hecheng Rural Commercial Bank Co Ltd Two [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	August 2026 to October 2027
Long term loans bank interest rate	5.00%
Long term loans bank collateral guarantee descriptions	Guaranteed by Ying Wang and Yueyu Qi (Ying Wang’s husband), the operating manager of HZ CDT.
Long term loans bank	$ 71,499